Capital structure and financial items - Issued bonds (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Notional amount	kr 89,653	kr 63,390
Issued bonds	26,645	kr 10,356	kr 4,483
Issued bonds maturing July 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	kr 650
Coupon interest rate (in percentage)	0.00%
Issued bonds	kr 4,854
Issued bonds maturing July 2024 | Fair value
Disclosure of detailed information about borrowings [line items]
Issued bonds	4,850
Issued bonds maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	kr 650
Coupon interest rate (in percentage)	0.125%
Issued bonds	kr 4,800
Issued bonds maturing 2028 | Fair value
Disclosure of detailed information about borrowings [line items]
Issued bonds	kr 4,794